Cover	Jun. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2023
Entity File Number	814-01154
Entity Registrant Name	AUDAX CREDIT BDC INC.
Entity Central Index Key	0001633858
Entity Tax Identification Number	47-3039124
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 HUNTINGTON AVENUE
Entity Address, City or Town	BOSTON
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02199
City Area Code	617
Local Phone Number	859-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false